Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2025
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
LOANS — 20.0%
ASSET-BASED — 2.1%
PFF, LLC(a)(b)	—	12.00	12/19/2024	12/20/2027	3,000,000	3,000,000	3,003,000
PFF, LLC(a)(b)	—	12.00	1/15/2025	1/15/2028	3,000,000	3,000,000	3,003,000
PFF, LLC(a)(b)	—	14.50	5/23/2025	5/23/2029	2,000,000	2,000,000	2,000,000
					8,000,000	8,000,000	8,006,000
CORPORATE — 5.6%
A. Stucki Company(a)(b)(c)	3M SOFR + 4.75	8.68	3/27/2025	3/27/2030	1,091,750	1,091,750	1,083,562
A. Stucki Company — First Lien Delay Draw(a)(b)(c)(d)	3M SOFR + 4.75	—	3/27/2025	3/27/2030	399,000	399,000	396,008
ABC Technologies, Inc.(a)(b)(c)(e)(n)	1M SOFR + 8.25	Blended	9/17/2025	8/30/2031	3,137,005	3,137,005	3,047,005
Cirkul, Inc.(a)(b)(c)(e)(l)	3M SOFR + 7.50	15.39, PIK 3.50	4/23/2025	4/23/2028	2,539,282	2,539,282	2,456,755
Fullsteam Holdco, L.P.(a)(b)(e)	—	PIK 13.00	8/7/2025	8/8/2032	1,000,000	1,000,000	985,000
LEARN Midco, LLC(a)(b)(e)	—	PIK 15.50	9/5/2025	1/10/2032	1,074,917	1,074,917	1,049,917
OD Intermediate SUBI Holdco VII LLC(a)(b)	—	12.50	2/21/2025	11/1/2027	1,500,000	1,500,000	1,500,000
OSP Lakeside Intermediate Holdings 2, LLC(a)(b)(c)(e)	1M SOFR + 9.50	12.72, PIK 9.54	10/31/2025	10/31/2031	2,034,300	2,034,300	2,009,300
Premier Food Concepts LLC(a)(b)(e)	—	14.0 Fixed (10.5 cash, 3.5 PIK)	10/31/2025	11/15/2027	3,010,466	3,010,466	3,019,508
Siguler Guff Straine Dental Holdings, LLC(a)(b)(c)	1M SOFR + 7.42	11.39	11/25/2025	11/25/2030	2,967,595	2,967,595	2,937,919
Siguler Guff Straine Dental Holdings, LLC — First Lien Delay Draw(a)(b)(c)(d)(m)	—	0.25	11/25/2025	11/25/2030	—	—	(5,420)
Synchronoss Technologies, Inc.(a)(b)(c)	3M SOFR + 7.00	10.87	10/31/2025	4/24/2029	3,000,000	3,000,000	3,000,000
					21,754,314	21,754,315	21,479,554
REAL ESTATE — 6.2%
28 Pearl Street Development LLC(a)(b)(c)	1M SOFR + 6.23	10.50	12/17/2024	6/18/2026	1,000,000	1,000,000	1,000,000
40 Connecticut Ave Associates LLC & GR Realty Associates, LLC(a)(b)(c)	1M SOFR + 6.66	11.00	10/15/2024	10/16/2026	400,000	400,000	400,000
61 West Street Associates LLC(a)(b)(c)	1M SOFR + 6.50	11.00	7/29/2024	3/16/2026	700,000	700,000	695,800
7023 Broward LLC(a)(b)(c)	1M SOFR + 6.70	11.00	7/23/2025	1/25/2027	2,000,000	2,000,000	2,000,000
Almeda Holdings TX, LLC(a)(b)	—	13.00	8/22/2025	2/28/2026	969,231	969,231	969,231
Armory Market SS, LLC(a)(b)	—	16.00	4/25/2025	5/1/2026	2,000,000	2,000,000	2,000,000
BDP Bloomfield Avenue, LLC(a)(b)(c)	WSJ Prime + 4.50	13.75	1/8/2025	7/1/2026	800,000	800,000	800,000

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
Beezle Azul LLC(a)(b)(c)	1M SOFR + 6.20	10.50	12/19/2024	7/10/2026	750,000	750,000	731,250
Blueberry Hill II, LLC(a)(b)	—	12.00	1/8/2025	1/12/2026	800,000	800,000	800,000
Bojadzic Construction LLC(a)(b)(c)	1M SOFR + 6.50	10.75	12/19/2024	4/6/2026	540,000	540,000	540,000
Bristol Industrial Senior Loan(a)(b)	—	15.00	3/13/2024	7/1/2026	1,250,000	1,250,000	1,256,250
Butler Creek Owner, LLC(a)(b)(c)	1M SOFR + 6.90	11.00	8/6/2025	8/1/2026	1,500,000	1,500,000	1,500,000
Carlsbad 2525, LLC(a)(b)	—	10.75	9/10/2025	9/1/2027	2,000,000	2,000,000	1,990,000
Dorset Crossing, LLC(a)(b)(c)	1M SOFR + 5.86	14.00	7/29/2024	2/4/2026	625,000	625,000	625,250
LV Petroleum, LLC, et al.(a)(b)	—	15.00	12/9/2025	6/17/2026	3,300,000	3,300,000	3,300,000
Redd, LLC(a)(b)(c)	1M SOFR + 6.65	11.00	8/26/2025	8/28/2026	1,500,000	1,500,000	1,500,000
Royersford Industrial Senior Loan(a)(b)	—	14.00	3/13/2024	6/23/2026	1,400,000	1,400,000	1,417,500
Windsor Street Associates, LLC, et al.(a)(b)(c)	1M SOFR + 7.19	11.03	2/20/2025	2/20/2026	2,000,000	2,000,000	2,012,000
					23,534,231	23,534,231	23,537,281
SPECIALTY FINANCE — 6.1%
Cashco Financial, Inc.(a)(b)(c)	1M SOFR + 10.25	14.09	9/20/2024	4/16/2027	723,668	723,668	728,951
CH SPV A Holding LLC(a)(b)(c)	1M SOFR + 10.75	14.52	9/20/2024	2/14/2027	1,500,000	1,500,000	1,510,650
Cliffhanger 2 Productions, LLC(a)(b)(j)(k)	—	—	7/29/2024	—	750,000	750,000	928,125
CR Steak LV LLC(a)(b)	—	12.00	1/10/2024	8/4/2026	675,000	675,000	672,705
EZ Pay SPE, LLC(a)(b)(c)	1M SOFR + 10.55	14.11	4/30/2025	3/24/2027	2,000,000	2,000,000	2,000,000
FF SPV I LLC, Class A(a)(b)	—	12.00	5/16/2024	5/16/2030	542,613	542,613	554,822
IHC California LLC & Iron Horse Credit LLC(a)(b)(c)(d)	1M SOFR + 9.50	13.37	8/9/2024	6/30/2026	460,521	460,521	465,127
Leasepoint Funding Group, LLC(a)(b)(c)	1M SOFR + 7.75	10.76	2/3/2025	9/17/2026	2,000,000	2,000,000	1,997,400
Neo Finance SPV LLC(a)(b)(c)	1M SOFR + 9.50	13.37	5/1/2025	2/11/2029	2,500,000	2,500,000	2,500,000
Nexgen Financial(a)(b)(c)	1M SOFR + 12.25	16.02	9/20/2024	3/28/2028	1,500,000	1,500,000	1,514,550
OnRamp Funding(a)(b)(c)	1M SOFR + 12.50	15.77	11/27/2024	2/28/2027	1,500,000	1,500,000	1,511,250
Opus Trust I/II(a)(b)(c)	1M SOFR + 9.75	13.54	9/20/2024	2/23/2026	2,000,000	2,000,000	2,005,800
Raistone Purchasing LLC — Series XXVII(a)(b)(j)(k)(l)	—	16.00	4/10/2025	—	2,471,943	2,449,372	—
Riddick 4 Production LLC(a)(b)(c)(j)(k)	—	—	9/4/2024	—	750,000	750,000	868,125
Sezzle, Inc.(a)(b)(c)	1M SOFR + 10.19	13.96	9/20/2024	4/19/2027	1,500,000	1,500,000	1,510,950
Steno Agency Funding I, LLC(a)(b)(c)	1M SOFR + 9.50	13.37	5/1/2025	5/8/2028	2,500,000	2,500,000	2,500,000

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
Vernance Originations, LLC(a)(b)(c)	1M SOFR + 11.00	14.79	11/27/2024	7/6/2027	1,500,000	1,500,000	1,507,500
Yacht Management Services LLC(a)(b)(j)(k)(l)	—	12.00	1/10/2024	—	739,571	739,571	308,401
					25,613,316	25,590,745	23,084,356
TOTAL LOANS					78,901,862	78,879,291	76,107,191

COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Allegro Clo VIII-S Ltd. Series 3A E1(c)(f)	3M SOFR + 6.60	10.50	10/3/2024	10/15/2037	400,000	382,593	382,450
Allegro Clo VIII-S Ltd. Series 3A E2(c)(f)	3M SOFR + 8.00	11.90	10/3/2024	10/15/2037	600,000	600,000	610,515
Babson CLO Ltd. Series 4A ER(c)(f)	3M SOFR + 6.75	10.63	9/27/2024	10/20/2037	750,000	750,000	754,998
Dryden 123 CLO Ltd. Series 123A E(c)(f)	3M SOFR + 4.85	8.75	7/25/2025	4/15/2038	1,000,000	995,091	1,001,711
Maranon Loan Funding Ltd. Series 2A D(c)(f)	3M SOFR + 6.75	10.65	12/4/2023	1/15/2036	1,500,000	1,500,000	1,515,364
Maranon Loan Funding Ltd. Series 2A E(c)(f)	3M SOFR + 10.00	13.90	12/4/2023	1/15/2036	500,000	500,000	504,855
OHA Credit Partners XVII Ltd. Series 17A E(c)(f)	3M SOFR + 5.00	8.88	11/1/2024	1/18/2038	1,000,000	1,000,000	1,007,077
Vibrant CLO XIII Ltd. Series 13A ER(c)(f)	3M SOFR + 7.59	11.49	10/31/2024	1/15/2038	500,000	495,421	504,037
TOTAL COLLATERALIZED LOAN OBLIGATIONS					6,250,000	6,223,105	6,281,007

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Fannie Mae REMICS Series 23-17 JA	—	5.50	6/1/2023	6/25/2050	1,466,820	1,469,886	1,478,255
Government National Mortgage Association Series 2021-49 IP	—	2.50	11/9/2023	1/20/2051	4,501,206	410,983	416,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					5,968,026	1,880,869	1,894,434

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
Description		Acquisition Date	Cost ($)	Fair Value ($)
PRIVATE INVESTMENT & CO-INVESTMENT VEHICLES — 12.7%
Cedar Holdings (Offshore) L.P. — Senior Preferred(a)(d)(g)		9/30/2025	5,539,523	5,869,643
Cedar Holdings (Offshore) L.P. — Subordinate Common(a)(g)		9/30/2025	2,019,950	2,131,887
Eagle Point Co-Invest II L.P.(a)(d)(g)		9/2/2025	250,000	248,955
Enhanced Mortgage Funding, LLC(a)(b)(d)		10/31/2025	9,375,000	9,375,000
Fair State Mortgage Holdings, LLC(a)(b)(d)		9/26/2025	13,700,000	13,700,000
Lake Summit Alternative Loan Trust 2025-1(a)(b)(d)		3/14/2025	5,325,213	5,252,665
Mavik Special Opportunities VS2 Co-Investment A, L.P.(a)(b)(d)		10/31/2025	6,016,563	6,016,563
Maycomb CRT Holdings, LLC(a)(b)		10/20/2025	2,000,000	2,000,000
SP Technology Payments II, LLC(a)(g)		4/4/2024	1,500,000	1,591,919
Wolfe Pond Park CLO, Ltd.(a)(b)(h)		2/14/2025	2,000,000	2,134,600
TOTAL PRIVATE INVESTMENT VEHICLES			47,726,249	48,321,232

	Shares
INVESTMENT PARTNERSHIPS — 55.9%
ACORE Credit Partners II, L.P.(a)(d)(g)		3/21/2023	9,573,802	9,350,592
AG Asset Based Credit Fund, L.P.(a)(d)(g)		9/13/2023	18,451,603	19,715,189
Alcova Capital Yield Premium Fund, L.P.(a)(g)		3/18/2024	6,000,000	6,033,963
Altriarch Specialty Finance Fund, L.P.(a)(g)		6/11/2025	9,500,000	9,458,918
Bastion Funding V L.P.(a)(g)		10/15/2024	3,000,000	2,993,979
Blue Owl A4 Evergreen (Cayman) L.P.(a)(d)(g)		4/4/2023	10,591,333	11,046,795
Callodine Perpetual ABL Fund, L.P.(a)(d)(g)		5/1/2025	4,750,000	4,761,296

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
Description	Shares	Acquisition Date	Cost ($)	Fair Value ($)
Clear Haven Ultra Short Investment Grade Bond Fund, L.P.(a)(g)		10/29/2025	5,500,000	5,493,180
Crescent Cove Opportunity Fund, L.P.(a)(b)		10/31/2025	10,007,192	10,007,192
Crestline Opportunity Fund V Offshore TE/SWF, L.P.(a)(d)(g)		9/21/2023	2,942,700	3,349,010
Dawson Portfolio Finance Evergreen L.P.(a)(g)	16,808	8/27/2025	17,000,000	16,917,244
Eagle Point Enhanced Income Fund L.P.(a)(b)		9/30/2025	8,000,000	8,000,000
Eldridge Senior Credit Strategies Fund XIV, L.P.(a)(g)		6/1/2023	20,257,410	19,437,811
Evolution Credit Partners Trade Finance Offshore, L.P.(a)(g)		8/1/2025	12,000,000	10,905,289
Fairbridge Partners L.P.(a)(g)		3/3/2025	2,500,000	2,473,366
HarbourView Royalties Parallel Fund I, L.P.(a)(d)(g)		8/14/2025	8,340,499	10,920,104
Kennedy Lewis Residential Property Income Company L.P.(a)(d)(g)		5/1/2025	7,705,977	7,668,115
Medalist Partners Asset Based Private Credit Fund III L.P. Onshore Feeder, L.P., Class B(a)(g)(i)		3/24/2023	20,228,944	19,507,363
Mesirow Specialty Finance Fund VII, L.P.(a)(b)(d)		12/17/2025	500,000	500,000
Rivers Investments, LLC(a)(d)(g)	796	8/28/2025	841,475	859,021
Rivonia Road Fund L.P.(a)(g)		5/1/2025	9,000,000	9,040,550
Saluda Grade Income Fund L.P.(a)(g)		2/3/2025	11,093,209	11,130,258
Siguler Guff Tactical Credit Evergreen Fund, L.P.(a)(b)(d)		10/31/2025	3,000,000	3,000,000
Sound Point Discovery Fund LLC(a)(g)		4/3/2024	1,500,000	1,522,527
The Varde CRE Lending Fund, L.P.(a)(g)		1/6/2025	9,000,000	8,748,452
TOTAL INVESTMENT PARTNERSHIPS			211,284,144	212,840,214

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
Description	Shares	Acquisition Date	Cost ($)	Fair Value ($)
BUSINESS DEVELOPMENT COMPANY — 3.1%
Stone Point Credit Income Fund(a)(g)	479,214	4/30/2025	12,000,000	11,921,417
TOTAL BUSINESS DEVELOPMENT COMPANY
	Shares	Expiration Date	Exercise Price ($)
WARRANTS — 0.0%
Cirkul, Inc. Warrant Equity Value Strike(a)(b)	6,878	4/16/2035	35.41	4/23/2025	32,464	138
Cirkul, Inc. Warrant Share Strike(a)(b)	6,706	4/16/2035	0.01	4/23/2025	92,073	75,778
TOTAL WARRANTS					124,537	75,916

			Yield (%)
SHORT-TERM INVESTMENT — 4.4%
MONEY MARKET FUND — 4.4%
First American Treasury Obligations Fund, Class X(o)	16,866,216		3.68		16,866,216	16,866,216
TOTAL SHORT-TERM INVESTMENT

TOTAL INVESTMENTS — 98.2%					374,984,411	374,307,627
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%(p)						6,707,918
NET ASSETS — 100.0%						381,015,545

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025
CLO	— Collateralized Loan Obligation
LLC	— Limited Liability Company
L.P.	— Limited Partnership
Ltd.	— Limited Company
PIK	— Payment in Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
1M SOFR	— 1 Month Term Secured Overnight Financing Rate
3M SOFR	— 3 Month Term Secured Overnight Financing Rate
WSJ Prime	— Wall Street Journal Prime Rate

(a)     This is a restricted security. Total cost and fair value of restricted securities as of December 31, 2025 was $350,014,221 (91.9% of net assets) and $349,265,970 (91.7% of net assets), respectively.

(b)     Value was determined using significant unobservable inputs.

(c)     Floating rate investment. Interest rate shown reflects the rate in effect at December 31, 2025.

(d)     This investment has an unfunded commitment as of December 31, 2025.

(e)     This investment has payment-in-kind (PIK) component.

(f)      Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $6,281,007 or 1.6% of net assets.

(g)     Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(h)     Investment is a Collateralized Loan Obligation Warehouse.

(i)      This investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.

(j)      This security is in wind-down with no specific maturity date.

(k)     This security’s accrual rate is set to zero as it is non-income producing. The rate disclosed is as of December 31, 2025.

(l)      This security is in restructuring.

(m)    The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

(n)     This security has an interest rate of 3.72% + 1M SOFR on $766,823 and 3.67% + 1M SOFR on $2,370,181.

(o)     Rate disclosed is the seven day effective yield as of December 31, 2025.

(p)     Includes cash held as collateral for futures contracts.